Financial Instruments and Risk Management (Details 2) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Obligations under capital leases (including interest)	4,788	1,295
Senior secured notes	131,906	0
Liabilities	28,937	29,537
Liquidity Risk Maximum Exposure [Member]
Accounts payable and accrued liabilities	28,937
Obligations under capital leases (including interest)	4,788
Senior secured notes	126,033
Liabilities	159,758
Liquidity Risk Maximum Exposure [Member] | Contractual Cash Flow [Member]
Accounts payable and accrued liabilities	28,937
Obligations under capital leases (including interest)	7,280
Senior secured notes	198,529
Liabilities	234,746
1 to 3 Years [Member]
Accounts payable and accrued liabilities	0
Obligations under capital leases (including interest)	2,335
Senior secured notes	45,713
Liabilities	48,048
Less Than 1 Year [Member]
Accounts payable and accrued liabilities	28,937
Obligations under capital leases (including interest)	1,565
Senior secured notes	15,238
Liabilities	45,740